Interest Expense and Finance Cost, Net (Tables)	6 Months Ended
Jun. 30, 2025
Interest and Debt Expense [Abstract]
Schedule of Interest Expense and Finance Cost, Net

Interest expense and finance cost, net for the three and six month periods ended June 30, 2025 and 2024 consisted of the following:

	Three Month Period Ended June 30, 2025	Three Month Period Ended June 30, 2024	Six Month Period Ended June 30, 2025	Six Month Period Ended June 30, 2024
	(unaudited)	(unaudited)	(unaudited)	(unaudited)
Interest expense incurred on credit facilities and financial liabilities	$29,717	$26,842	$59,092	$52,789
Interest expense incurred on finance lease liabilities	5,355	7,783	10,770	15,817
Interest expense capitalized related to deposits for vessel acquisitions	(4,303)	(6,500)	(8,182)	(12,637)
Amortization and write-off of deferred finance costs	2,227	2,033	3,899	3,709
Discount effect of long-term assets and other finance costs	489	(71)	1,416	(182)
Total interest expense and finance cost, net	$33,485	$30,087	$66,995	$59,496